Shareholder Report, Line Graph (Details) 192626_FundX ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
FundX ETF
Account Value [Line Items]
Line Graph and Table Measure Name											FundX ETF (at NAV)
Accumulated Value	$ 25,048	$ 18,016	$ 16,141	$ 20,817	$ 17,404	$ 14,805	$ 14,615	$ 12,366	$ 10,805	$ 10,000	$ 28,863
Morningstar Global Market Large Mid NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Global Market Large Mid NR
Accumulated Value	$ 26,013	$ 19,802	$ 16,404	$ 20,760	$ 16,279	$ 14,777	$ 14,580	$ 13,277	$ 11,190	$ 10,000	$ 30,436